INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES - Summary of Associates Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Net earnings	$ 510.5	$ 61.8
Other comprehensive income (loss)	17.5	10.4
Comprehensive income (loss)	528.0	72.2
Associates
Disclosure of associates [line items]
Net earnings	(3.1)	(3.5)
Other comprehensive income (loss)	(2.2)	(0.6)
Comprehensive income (loss)	$ (5.3)	$ (4.1)